Derecognition And Offset Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred Financial Assets Of Bonds Under Repurchase Agreements That Are Not Derecognized In Their Entirety
1) Bonds sold under repurchase agreements
The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024
Assets transferred	Financial assets at FVTPL	238,461	1,271,304
	Financial assets at FVTOCI	556,583	248,394
	Securities at amortized cost	48,368	41,442

	Total	843,412	1,561,140

Related liabilities	Bonds sold under repurchase agreements	757,691	1,530,767

Transferred Financial Assets Of Loaned Securities That Are Not Derecognized In Their Entirety
2) Securities loaned
When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they are contractually obligated to be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it maintains the majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amount of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds, etc.	625,398	12,361	The Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	592,218	—	Korea Securities Depository and others

Liquidity Of Transferred Financial Assets That Are Not Derecognized In Their Entirety
3) Liquidity of financial assets
As of December 31, 2023 and 2024, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bears the related risks through the purchase agreements or credit contributions. The transaction details of these transfers of financial instruments are as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024
		Carrying amount (*)	Carrying amount (*)
Assets transferred	Loans at amortized cost	5,098,217	5,205,022
Related liabilities	Asset-backed borrowings	2,434,900	2,153,730
	Asset-backed bonds	1,487,895	1,830,672

(*)	The carrying amount is the amount before the allowance for bad debts.

Financial Instruments To Be Offset And May Be Covered By Master Netting Agreements And Similar Agreements
As of December 31, 2023 and 2024, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	5,200,277	—	5,200,277	11,328,147	424,466	1,089,011
Receivable spot exchange (*2)	7,641,347	—	7,641,347
Bonds purchased under resale agreements (*2)	3,256,392	—	3,256,392	3,256,392	—	—
Domestic exchange settlement debits (*2)(*5)	49,034,521	48,587,951	446,570	—	—	446,570

Total	65,132,537	48,587,951	16,544,586	14,584,539	424,466	1,535,581

Financial liabilities:
Derivative liabilities (*1)	5,126,697	—	5,126,697	11,425,925	139,143	1,203,575
Payable spot exchange (*3)	7,641,946	—	7,641,946
Bonds sold under repurchase agreements (*4)	1,119,991	—	1,119,991	1,119,991	—	—
Domestic exchange settlement credits (*3)(*5)	49,974,648	48,587,951	1,386,697	1,367,709	—	18,988

Total	63,863,282	48,587,951	15,275,331	13,913,625	139,143	1,222,563

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2024
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	10,333,766	—	10,333,766	12,149,475	235,654	3,533,764
Receivable spot exchange (*2)	5,585,127	—	5,585,127
Bonds purchased under resale agreements (*2)	10,098,618	—	10,098,618	10,098,618	—	—
Uncollected domestic exchange settlement debits (*2)(*5)	33,375,126	32,933,133	441,993	—	—	441,993

Total	59,392,637	32,933,133	26,459,504	22,248,093	235,654	3,975,757

Financial liabilities:
Derivative liabilities (*1)	9,256,251	—	9,256,251	11,899,555	533,052	2,408,916
Payable spot exchange (*3)	5,585,272	—	5,585,272
Bonds sold under repurchase agreements (*4)	1,530,767	—	1,530,767	1,530,767	—	—
Unpaid domestic exchange settlement credits (*3)(*5)	40,525,606	32,933,133	7,592,473	7,590,328	—	2,145

Total	56,897,896	32,933,133	23,964,763	21,020,650	533,052	2,411,061

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.